Related Party Transactions and Balances	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Related Party Transactions and Balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making operating and financial decisions. Parties are also considered to be related if they are subject to common control or common significant influence.  Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions that are in the normal course of business and have commercial substance are measured at the exchange amount.

The following are the related party transactions for the six months ended December 31, 2012:

a)	The Company incurred a total of $59,495 (December 31, 2011: $44,550) in office administration and rent expense from a company related by common management.

b)	1,650,000 (December 31, 2011: 5,860,000) stock options were issued to related parties during the period with an exercise price of $0.290 (December 31, 2011: between $0.20 and $0.30) These stock options valued at $411,038 (December 31, 2011: $1,300,059) were issued to directors and officers of the Company.

c)	The Company incurred $512,312 (December 31, 2011: $530,174) in administrative, management and consulting fees to directors and officers.

d)	The Company incurred $406,700 (December 31, 2011: $240,246) in charges from a mining and engineering firm in which one of the Company's directors serves as a senior officer and a director.

The following are the related party balances as at for the six months ended December 31, 2012:

a)	Related party balances of $32,471 (June 30, 2012: $34,319) in prepaid expenses.

b)	The Company has advanced a short-term loan to a related party totaling $202,357 (June 30, 2012: $258,416). This loan is interest bearing at a rate of 3% and is expected to be paid back in full within the next 12 months.